SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Segment Results of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segments revenues	$ 91,200	$ 92,908	$ 82,160
Intersegments revenues	(6,368)	(6,990)	(8,297)
Total revenues	84,832	85,918	73,863
Segments operating profits (loss)	4,746	(2,854)	6,737
Segments assets	97,525	90,926	105,275
Depreciation, amortization and impairment	5,546	12,710	5,568
Expenditures for assets	4,033	4,445	4,481
Cellocator [Member]
Segments revenues	22,660	24,199	23,533
Intersegments revenues	(6,368)	(6,990)	(8,297)
Total revenues	16,292	17,209	15,236
Segments operating profits (loss)	1,731	(5,366)	2,839
Segments assets	12,522	16,780	25,163
Depreciation, amortization and impairment	561	8,224	1,360
Expenditures for assets	156	247	471
Pointer [Member]
Segments revenues	68,540	68,709	58,627
Intersegments revenues
Total revenues	68,540	68,709	58,627
Segments operating profits (loss)	3,015	2,512	3,898
Segments assets	85,003	74,146	80,112
Depreciation, amortization and impairment	4,985	4,486	4,208
Expenditures for assets	$ 3,877	$ 4,198	$ 4,010